TRADE ACCOUNTS RECEIVABLE, NET - Summary of Movement of allowance for doubtful accounts (Details) - Third Party.		6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				¥ 5,849,504
Charge to (reversal of) credit losses		¥ (2,647,068)	$ (416,113)	3,730,606
Less: write-off		0	0	(254,853)
Foreign currency translation adjustments	¥ (9,830)	(49,826)	(7,833)
Ending balance		¥ 6,618,533	$ 1,040,417	¥ 9,315,427	$ 1,464,363